Document and Entity Information	Mar. 24, 2022
Cover [Abstract]
Entity Registrant Name	FIRST MERCHANTS CORP
Amendment Flag	false
Entity Central Index Key	0000712534
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Mar. 24, 2022
Entity Incorporation State Country Code	IN
Entity File Number	0-17071
Entity Tax Identification Number	35-1544218
Entity Address, Address Line One	200 East Jackson Street
Entity Address, Address Line Two	P.O. Box 792
Entity Address, City or Town	Muncie
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	47305-2814
City Area Code	(765)
Local Phone Number	747-1500
Security 12b Title	Common Stock, $0.125 stated value per share
Trading Symbol	FRME
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false